Derivative financial instruments and Short positions (Details 7) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hedge Instruments | Swap contract
Hedge
Adjustment to Market		R$ (95,672)	R$ (26,703)	R$ (66,990)
Fair Value		(130,683)	(136,467)	86,822
Hedge Instruments | Swap contract | Liabilities
Hedge
Adjustment to Market		(108,626)	(38,189)	(124,819)
Fair Value		(3,136,349)	(1,182,479)	(7,043,931)
Hedge Instruments | Swap contract | CDI (Interbank Deposit Rates) | Liabilities
Hedge
Adjustment to Market	[1],[2]	(21,380)	(18,395)	(12,298)
Fair Value	[1],[2]	(474,398)	(804,059)	(3,279,438)
Hedge Instruments | Swap contract | Fixed Interest Rate - Real | Liabilities
Hedge
Adjustment to Market	[3],[4]	22	(3,733)	(25,586)
Fair Value	[3],[4]	(1,640,708)	(37,547)	(1,809,321)
Hedge Instruments | Swap contract | Indexed to Foreign Currency - Pre Dollar | Liabilities
Hedge
Adjustment to Market	[5]	(16,303)	(1,103)	0
Fair Value	[5]	(225,857)	(17,676)	0
Hedge Instruments | Swap contract | Indexed to Foreign Currency - US Dollar | Liabilities
Hedge
Adjustment to Market	[6]	(20,109)	(14,958)	(55,892)
Fair Value	[6]	(261,915)	(323,197)	(1,082,503)
Hedge Instruments | Swap contract | Indexed Indices of Prices and Interest | Liabilities
Hedge
Adjustment to Market		0	0	(30,982)
Fair Value		0	0	(831,156)
Hedge Instruments | Swap contract | Indexed to Foreign Currency - Libor - US Dollar | Liabilities
Hedge
Adjustment to Market		0	0	(61)
Fair Value		0	0	(41,513)
Hedge Instruments | Swap contract | Indexed to Foreign Currency - Colombian Peso | Liabilities
Hedge
Adjustment to Market	[7]	(13,863)	0	0
Fair Value	[7]	(219,392)	0	0
Hedge Instruments | Swap contract | Indexed to Foreign Currency - Pre Euro | Liabilities
Hedge
Adjustment to Market	[8]	(36,993)	0	0
Fair Value	[8]	(314,079)	0	0
Hedge Instruments | Swap contract | Assets
Hedge
Adjustment to Market		12,954	11,486	57,829
Fair Value		3,005,666	1,046,012	7,130,753
Hedge Instruments | Swap contract | Assets | CDI (Interbank Deposit Rates)
Hedge
Adjustment to Market	[5]	(357)	0	4,376
Fair Value	[5]	1,818,366	0	1,783,075
Hedge Instruments | Swap contract | Assets | Fixed Interest Rate - Real
Hedge
Adjustment to Market		0	0	27,184
Fair Value		0	0	3,549,659
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - Pre Dollar
Hedge
Adjustment to Market	[1]	320	1,103	790
Fair Value	[1]	8,742	17,678	94,472
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - USD/BRL - Dollar
Hedge
Adjustment to Market	[2],[4],[8]	(23,585)	(8,957)	(10,904)
Fair Value	[2],[4],[8]	691,872	744,260	665,025
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - Libor - Dollar
Hedge
Adjustment to Market		0	0	1,962
Fair Value		0	0	612,623
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - Swiss Franc
Hedge
Adjustment to Market		0	0	0
Fair Value		0	0	0
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - Euro
Hedge
Adjustment to Market	[6],[7]	36,576	19,340	34,347
Fair Value	[6],[7]	486,686	284,074	390,156
Hedge Instruments | Swap contract | Assets | Indexed to Foreign Currency - Pre YEN
Hedge
Adjustment to Market		0	0	74
Fair Value		0	0	35,743
Object of Hedge | Liabilities
Hedge
Adjustment to Market		0	12,830	(8,383)
Fair Value		0	(803,929)	(3,520,951)
Object of Hedge | Liabilities | Marketable debt securities
Hedge
Adjustment to Market		0	0	(41)
Fair Value		0	0	(35,784)
Object of Hedge | Eurobonds | Liabilities | Marketable debt securities
Hedge
Adjustment to Market		0	0	(41)
Fair Value		0	0	(35,784)
Object of Hedge | Assets
Hedge
Adjustment to Market		77,623	23,165	110,003
Fair Value		3,126,828	693,132	3,103,783
Object of Hedge | Assets | Debt instruments
Hedge
Adjustment to Market		(1,873)	0	15,899
Fair Value		1,744,502	0	885,056
Object of Hedge | Assets | CDI (Interbank Deposit Rates) | Debt instruments
Hedge
Adjustment to Market	[1],[2]	354	0	10,578
Fair Value	[1],[2]	119,892	0	503,415
Object of Hedge | Assets | Fixed Interest Rate - Real | Debt instruments
Hedge
Adjustment to Market	[4]	91	0	5,321
Fair Value	[4]	6,082	0	381,641
Object of Hedge | Assets | National Treasury Notes - NTN F | Debt instruments
Hedge
Adjustment to Market	[9]	(2,318)	0	0
Fair Value	[9]	1,618,529	0	0
Object of Hedge | Assets | Loans and Receivables
Hedge
Adjustment to Market		79,496	23,165	94,104
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - US Dollar
Hedge
Adjustment to Market	[6]	4,319	4,809	42,348
Fair Value	[6]	288,420	323,780	1,295,383
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - Pre Dollar
Hedge
Adjustment to Market	[5]	16,416	0	0
Fair Value	[5]	224,943	0	0
Object of Hedge | Assets | Loans and Receivables | Indexed Indices of Prices and Interest
Hedge
Adjustment to Market	[2]	0	0	52,984
Fair Value	[2]	0	0	916,765
Object of Hedge | Assets | Loans and Receivables | CDI (Interbank Deposit Rates)
Hedge
Adjustment to Market		16,401	13,253	0
Fair Value		352,071	331,805	0
Object of Hedge | Assets | Loans and Receivables | Fixed Interest Rate - Real
Hedge
Adjustment to Market	[4]	3,900	5,103	(1,228)
Fair Value	[4]	21,077	37,547	6,579
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - Colombian Peso
Hedge
Adjustment to Market	[7]	(2,898)	0	0
Fair Value	[7]	173,990	0	0
Object of Hedge | Assets | Loans and Receivables | Indexed to Foreign Currency - Pre Euro
Hedge
Adjustment to Market	[8]	41,358	0	0
Fair Value	[8]	321,825	0	0
Object of Hedge | Assets | Loans and Receivables
Hedge
Fair Value		1,382,326	693,132	2,218,727
Object of Hedge | Foreign Borrowings | Liabilities
Hedge
Adjustment to Market		0	12,830	(8,342)
Fair Value		0	(803,929)	(3,485,167)
Object of Hedge | Foreign Borrowings | Indexed to Foreign Currency - US Dollar | Liabilities
Hedge
Adjustment to Market	[2]	0	12,830	(8,342)
Fair Value	[2]	R$ 0	R$ (803,929)	R$ (3,485,167)

[1]	Passive instruments whose hedged items are securities represented by promissory notes indexed in Certificates of Interbank Deposits (CDI) with market value of R$109,538 (12/31/2016 - R$108,845).
[2]	These are passive instruments whose hedge items are credit operations and securities represented by promissory notes indexed in interbank deposit certificates (CDI), with market value of credit operations of R$352,071 and promissory notes of R$10,354 (12/31/2016 - R$108,844 and 12/31/2015 - 381,641) and on December 31, 2017 assets instruments whose hedged items are foreign currency indexed bonds denominated in foreign currency - US dollar in the market value of R$803,929 (12/31/2016 - 803,929).
[3]	These are obligations over instruments whose hedged items are pre-fixed government securities with a market value e of R$1,618,529.
[4]	These are passive instruments whose hedged items are securities and securities represented by promissory notes indexed to Real interest rates with market value of R$6,082 (12/31/2016 - R$37,547 and 12/31/2015 - R$6,579) and credit operations in the amount of R$21,077.
[5]	These are passive instruments whose hedged items are credit operations indexed in foreign currency - US dollar in the market value of R$224,943.
[6]	These are passive instruments whose hedge items are credit operations indexed in foreign currency - US dollar with a market value of R$288,420 (12/31/2016 - R$323,782).
[7]	These are passive instruments whose hedged items are credit operations indexed in foreign currency - Colombian peso with market value of R$173,990.
[8]	These are passive instruments whose hedged items are credit operations indexed in foreign currency - euro at the market value of R$321,825.
[9]	Current value of the instruments as of December 31, 2017 is R22,206,615.